Submission	Jul. 16, 2026
Submission [Line Items]
Central Index Key	0001498148
Registrant Name	Artificial Intelligence Technology Solutions Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES